PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment [Line Items]
Additions to property and equipment	$ 912,355	$ 283,998	$ 236,555
Disposals of property and equipment	2,822	1,310	655
Buildings [Member]
Property and Equipment [Line Items]
Property and equipment held under capital lease, net	288,978	0
Furniture, fixtures and equipment [Member]
Property and Equipment [Line Items]
Property and equipment held under capital lease, net	997	0
Studio City [Member]
Property and Equipment [Line Items]
Costs capitalized to construction in progress	$ 102,246	$ 44,824